Description of Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Description of Organization and Summary of Significant Accounting Policies
Schedule of concentration risk of major vendors and customers

Major vendors are defined as those vendors having expenditures made by the Company which exceed 10.0% of the Company’s total cost of revenues. Concentrations of vendors were as follows for the years ended December 31:

	2024	2023	2022
Vendor A	*	35%	41%
Vendor B	26%	22%	*
Vendor C	*	21%	*

Major customers are defined as those customers generating revenues for the Company which exceed 10.0% of the Company’s total recognized revenues. Concentrations of customers were as follows for the years ended December 31:

	2024	2023	2022
Customer A	*	12%	*

Major concentrations of customers with licensing receivables are defined as those customers with a licensing receivables balances for the Company which exceed 10.0% of the Company’s outstanding licensing receivables. Concentrations of customers with licensing receivables balance were as follows for the years ended December 31:

	2024	2023	2022
Customer B	100%	100%	*

Schedule of estimated economic useful lives of the assets

Office and computer equipment	3 years
Production equipment	1 year
Leasehold improvements	1 year
Furniture and fixtures	3 years
Warehouse equipment	3 - 5 years
Computer software	2 years

Schedule of revenue recognized

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Angel Guild	$46,803,621	$7,576,999	$81,501,139	$12,239,312
Theatrical	32,579,632	4,492,280	40,307,838	12,876,923
Content licensing	6,565,573	1,986,740	9,162,077	12,051,753
Merchandise	1,126,830	745,181	2,070,674	2,612,373
Pay it Forward	222,831	1,200,298	758,092	4,788,232
Theatrical Pay it Forward	20,735	—	719,370	—
Other	322,194	504,928	562,866	796,039
Total Revenue	$87,641,416	$16,506,426	$135,082,056	$45,364,632

	For the year ended December 31,
	2024	2023	2022
Angel Guild	$35,646,375	$2,940,290	$—
Theatrical	29,445,641	106,838,828	4,720,674
Content licensing	16,588,700	38,687,753	11,924,036
Merchandise	5,808,750	18,020,076	23,609,414
Pay it Forward	5,610,677	31,856,327	33,980,046
Theatrical Pay it Forward	2,213,993	3,430,855	—
Other	1,202,303	663,187	1,282,392
Total Revenue	$96,516,439	$202,437,316	$75,516,562

	2024	2023	2022
Point in time revenue	$60,002,166	$198,201,716	$73,927,248
Over time revenue	36,514,273	4,235,600	1,589,314
Total revenue	$96,516,439	$202,437,316	$75,516,562